Annual Operating Expenses {- Fidelity Freedom® 2035 Fund} - 03.31 Fidelity Freedom Funds Combo PRO - Class K-09 - Fidelity Freedom® 2035 Fund - Fidelity Freedom 2035 Fund - Class K	May 28, 2022
Operating Expenses:
Management fee	0.61%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.61%	[1]

[1]	(a)Adjusted to reflect current fees.